Earnings/ (Loss) per share - Basic and Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per share, Basic EPS [Abstract]:
Net income	$ 103,087	$ 81,129	$ 87,592
Less paid and accrued earnings allocated to Preferred Stock	(1,536)	0	0
Net income available to common stockholders	$ 101,551	$ 81,129	$ 87,592
Weighted average number of shares, basic	74,800,000	67,612,842	60,300,000
Earnings per common share	$ 1.36	$ 1.20	$ 1.45